Earnings Per Share Explanatory (Detail) - PEN (S/) S/ / shares in Units, S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [abstract]
Net profit (loss) for the year attributable to owners of the Company	S/ 97,614	S/ 110,271	S/ (253,921)
Number of shares	74,012,965	73,970,299	43,917,577
Weighted average number of ordinary shares at December 31 (Basic)	74,012,965	67,330,955	43,917,577
Weighted average number of ordinary shares at December 31 (Diluted)	74,203,227	67,500,074	43,917,577
Basic earnings per share	S/ 1.32	S/ 1.64	S/ (5.78)
Diluted earnings per share	S/ 1.32	S/ 1.63	S/ (5.78)